Lease (Tables)	12 Months Ended
Sep. 30, 2025
Lease [Abstract]
Schedule of ROU Assets and Liabilities

As of September 30, 2025 and 2024, the balances of ROU assets and liabilities, along with other information, are presented in the following table:

	As of September 30, 2025	As of September 30, 2024
Assets
Operating leases	$-	$11,738
Total right-of-use assets	$-	$11,738

	As of September 30, 2025	As of September 30, 2024
Liabilities
Operating leases	$-	$(84,536)
Lease liabilities-current		(84,536)
Lease liabilities-non current	-	-
Total lease liability	$-	$(84,536)